Changes In Liabilities Arising From Financing Activities - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Changes in liabilities arising from financing activities
Opening balance		₨ 530,407	₨ 444,260	₨ 376,233
Cash flows (net)		148,956	74,242	77,708
Other changes	[1]	(32,047)	11,905	(9,681)
Closing balance		647,316	530,407	444,260
Long term interest-bearing loans and borrowings (including current maturities and net of ancillary borrowings cost incurred)
Changes in liabilities arising from financing activities
Opening balance		487,884	429,775	365,590
Cash flows (net)		133,649	46,467	83,392
Other changes	[1]	(25,869)	11,642	(19,207)
Closing balance		595,664	487,884	429,775
Short term interest-bearing loans and borrowings
Changes in liabilities arising from financing activities
Opening balance		42,523	14,485	10,643
Cash flows (net)		15,307	27,775	(5,684)
Other changes	[1]	(6,178)	263	9,526
Closing balance		₨ 51,652	₨ 42,523	₨ 14,485

[1]	includes adjustment for ancillary borrowing cost, unrealised / realised foreign exchange gain / loss.